Average Annual Total Returns - SPARROW GROWTH FUND SUMMARY	12 Months Ended										60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2024	Dec. 31, 2024
Class A C [Member]
Prospectus [Line Items]
Average Annual Return, Percent	27.07%
Class A C [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	34.81%	17.02%	(23.21%)	(11.00%)	97.82%	27.23%	6.56%	31.28%	(4.42%)	(0.97%)	14.99%	12.97%
Class A C [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	27.07%										14.08%	12.08%
Class A C [Member] | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.02%										11.83%	10.51%
Class A C [Member] | Class A | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	24.79%										14.51%	13.09%
Class A C [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent	34.14%										15.73%	13.06%
No Load [Member]
Prospectus [Line Items]
Average Annual Return, Percent	35.45%
No Load [Member] | No Load
Prospectus [Line Items]
Average Annual Return, Percent	35.45%	17.65%	(22.84%)	(10.56%)	98.81%	27.58%	6.73%	31.63%	(4.18%)	(0.73%)	16.93%	14.06%
No Load [Member] | No Load | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	35.45%										15.99%	13.13%
No Load [Member] | No Load | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.99%										13.46%	11.47%
No Load [Member] | No Load | S&P 500 Index No Load
Prospectus [Line Items]
Average Annual Return, Percent	24.79%										14.51%	13.09%